OTHER GAINS AND CHARGES (Schedule Of Other Gains And Charges) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Disclosure Other Gains And Charges [Abstract]
Restaurant impairment charges	$ 1,800		$ 2,000	$ 7,200	$ 3,300		$ 1,900		$ 10,930	$ 5,190	$ 10,651
Restaurant closure charges	200	$ 2,800	4,300	200	500	$ 800	300	$ 2,500	7,522	4,084	3,780
Hurricane-related costs, net of recoveries	(400)	200	600	4,600					5,097	0	0
Cyber security incident charges	2,000								2,000	0	0
Sale-leaseback transaction charges	2,000								1,976	0	0
Lease guarantee charges		500	1,400		1,100				1,943	1,089	0
Accelerated depreciation	500	500	500	$ 500	600		700	700	1,932	1,988	0
Remodel-related costs	1,400								1,486	0	0
Foreign currency transaction loss	1,200	$ (900)	900						1,171	0	0
Severance and other benefits	$ 300				$ 400	$ 5,900		300	306	6,591	3,304
Gain on the sale of assets, net			$ (300)				(2,600)		(293)	(2,659)	(2,858)
Information technology restructuring							$ 200	$ 2,500	0	2,739	0
Impairment of investment									0	0	1,000
Acquisition costs									0	0	700
Impairment of intangible assets									0	0	392
Litigation									0	0	(3,191)
Other									430	3,633	3,402
Other gains and charges									$ 34,500	$ 22,655	$ 17,180